As filed with the Securities and Exchange Commission on January 20, 2017
SECURITIES ACT FILE NO. 333-134551
INVESTMENT COMPANY ACT FILE NO. 811-21906

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_ |
Post Effective Amendment No. 518	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 521	|X|
(Check appropriate box or boxes)
CLAYMORE EXCHANGE-TRADED FUND TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Address of Principal Executive Offices)
(312) 827-0100
Registrant's Telephone Number
AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606

(Name and Address of Agent for Service)
Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
_________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
____X___ ON FEBRUARY 17, 2017 PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485

EXPLANATORY NOTE:

This Post-Effective Amendment No. 518 to the Trust’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) for the purpose of delaying, until February 17, 2017, the effectiveness of the Trust’s Post-Effective Amendment No. 391 to its Registration Statement, which was filed with the Commission via EDGAR Accession No. 0001628280-15-007588 on October 6, 2015, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Part’s A, B and C of the Registrant’s Post-Effective Amendment No. 391 under the Securities Act of 1933 and Amendment No. 394 under the Investment Company Act of 1940, filed on October 6, 2015, are incorporated by reference herein. This filing solely relates to a series of the Trust, Guggenheim BulletShares 2025 High Yield Corporate Bond ETF (Series S000046691), and is intended to delay the effectiveness of the Trust’s Post-Effective Amendment No. 391 to its Registration Statement, filed on October 6, 2015, solely as it relates to Series S000046691. This filing is not intended to supersede or supplant the Trust’s Post-Effective Amendment No. 474 to its Registration Statement, which was filed with the Commission via EDGAR Accession No. 0001628280-16-019554 on September 14, 2016, as it relates to the effectiveness of the following other series of the Trust, Guggenheim BulletShares 2024 High Yield Corporate Bond ETF (Series S000046690), which was declared effective on September 14, 2016, pursuant to paragraph (B) of Rule 485.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 20th day of January, 2017.

CLAYMORE EXCHANGE-TRADED FUND TRUST

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

*	Trustee	January 20, 2017
Randall C. Barnes
*	Trustee	January 20, 2017
Roman Friedrich III
*	Trustee	January 20, 2017
Robert B. Karn III
*	Trustee	January 20, 2017
Ronald A. Nyberg
*	Trustee	January 20, 2017
Ronald E. Toupin, Jr.
*	Trustee	January 20, 2017
Donald A. Chubb, Jr.
*	Trustee	January 20, 2017
Jerry B. Farley
*	Trustee	January 20, 2017
Maynard F. Oliverius

/s/ Donald C. Cacciapaglia	Trustee, President and Chief Executive Officer	January 20, 2017
Donald C. Cacciapaglia

/s/ John L. Sullivan	Treasurer, Chief Financial Officer and Chief Accounting Officer	January 20, 2017
John L. Sullivan

/s/ Mark E. Mathiasen		January 20, 2017
Mark E. Mathiasen
*Attorney-In-Fact, pursuant to power of attorney